Operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating expenses

	2021
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	70,928	63,833	-	-	134,761
Credit analysis and collection costs	34,026	25,843	-	-	59,869
Customer services	48,122	6,923	-	-	55,045
Salaries and associated benefits	19,898	185,715	7,522	-	213,135
Credit and debit card issuance costs	13,711	25,445	-	-	39,156
Share-based compensation (note 10)	-	225,445	-	-	225,445
Specialized services expenses	-	29,200	-	-	29,200
Other personnel costs	2,253	18,452	277	-	20,982
Depreciation and amortization	1,217	16,122	-	-	17,339
Marketing expenses	-	-	71,775	-	71,775
Others	354	31,923	-	4,097	36,374
Total	190,509	628,901	79,574	4,097	903,081

	2020
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	45,725	29,111	-	-	74,836
Credit analysis and collection costs	21,737	12,352	-	-	34,089
Customer services	34,075	5,488	-	-	39,563
Salaries and associated benefits	13,862	95,060	2,807	-	111,729
Credit and debit card issuance costs	6,074	11,822	-	-	17,896
Share-based compensation (note 10)	-	56,273	-	-	56,273
Specialized services expenses	-	17,429	-	-	17,429
Other personnel costs	1,827	10,121	140	-	12,088
Depreciation and amortization	79	7,351	-	-	7,430
Marketing expenses	-	-	16,479	-	16,479
Others	571	21,017	-	9,535	31,123
Total	123,950	266,024	19,426	9,535	418,935

	2019
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	56,502	22,460	-	-	78,962
Credit analysis and collection costs	11,498	12,364	-	-	23,862
Customer services	21,027	4,171	-	-	25,198
Salaries and associated benefits	12,395	59,829	2,700	-	74,924
Credit and debit card issuance costs	10,350	35,905	-	-	46,255
Share-based compensation	-	18,511	-	-	18,511
Specialized services expenses	-	17,311	-	-	17,311
Other personnel costs	2,257	11,066	177	-	13,500
Depreciation and amortization	-	5,073	-	-	5,073
Marketing expenses	-	-	38,940	-	38,940
Others	1,538	13,229	-	19,914	34,681
Total	115,567	199,919	41,817	19,914	377,217